Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as HiTek Hong Kong Limited has no assessable profits for the year ended December 31, 2021 and 2020.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises in January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 50% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. The Company had been qualified as a small and micro enterprise and enjoyed the tax relief policy before 2021, but had not met the standards of small and micro enterprise and couldn’t enjoy preferential tax rates since 2021.

The Company’s income (loss) before income taxes includes the following:

	For the years ended December 31
	2021	2020
Non-PRC operations	$(328,672)	$(46,483)
PRC operations	2,540,883	2,004,584
Total income before income taxes	$2,212,211	$1,958,101

Income tax expense was comprised of the followings:

	For the years ended December 31,
	2021	2020
Current tax expense
PRC	$202,229	$26,946
Deferred tax expense
PRC	340,624	242,296
Total income tax expense	$542,853	$269,242

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2021 and 2020 as follows:

	As of December 31,
	2021	2020
Deferred tax assets
Net operating loss	$8,060	$408
Deferred revenue	147,876	188,072
Unbilled cost	225,242	165,244
Software amortization	290,149	200,428
Allowance for doubtful accounts	15,270	28,252
Inventories obsolescence	1,759	26,956
Unrealized losses on trading securities	1,966	-
Accrued Bonus	40,377	46,792
Other	27,491	20,676
Total deferred tax assets	758,190	676,828
Deferred tax liabilities
Unbilled revenue	(1,880,466)	(1,485,397)
Deferred government subsidiary income	(46,511)	(45,308)
Unrealized gain on short-term investment	(23,742)	(2,133)
Other	(13,977)	(1,354)
Total deferred tax liabilities	(1,964,696)	(1,534,192)
Valuation allowance	(19,135)	-
Net deferred tax liabilities	$(1,225,641)	$(857,364)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended December 31,
	2021	2020
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	3.7%
Permanent difference
For inventory loss	-	0.1%
For deferred offering costs	0.7%	(2.5)%
For others	0.4%	0.8%
Tax holiday effect	(5.3)%	(9.6)%
Effective tax rate	24.5%	13.8%

Uncertain Tax Positions

The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2021 and 2020.